Common Stock Warrants Outstanding - Additional Information (Detail)				1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 11, 2017 USD ($) $ / shares	Mar. 31, 2017 $ / shares shares	Sep. 29, 2016	Feb. 28, 2015 USD ($)	Mar. 28, 2017 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Aug. 09, 2017 $ / shares	May 04, 2016 $ / shares
Class Of Warrant Or Right [Line Items]
Reverse stock split of common shares outstanding			0.33
Common stock warrants exercisable, intrinsic value							$ 0
Common stock warrants outstanding, intrinsic value						$ 378,337	$ 0
Proceeds from exercise of common stock warrants	$ 0			$ 9,800,000		$ 7,498,535		$ 9,760,060
Exercise of common stock warrant | shares						0	0	0
Exercise price of warrants | $ / shares	$ 1.50	$ 2.50							$ 1.50	$ 3.90
Public Offering [Member]
Class Of Warrant Or Right [Line Items]
Proceeds from exercise of common stock warrants					$ 5,300,000
Exercise of common stock warrant | shares					4,780,850
Exercise price of warrants | $ / shares					$ 1.10
Warrants [Member]
Class Of Warrant Or Right [Line Items]
Warrants issued | shares		2,160,000				3,594,639	10,890,657	2,666,666
Warrants exercisable period						5 years
Warrants exercisable commencing date						Oct. 01, 2017